Utility Plant - Schedule of Jointly Owned Utility Plants (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Colstrip Units 3 and 41
Jointly Owned Utility Plant Interests
Company's Ownership Share	25.00%
Plant in Service at Cost	$ 324,187
Construction Work in Progress	0
Accumulated Depreciation	$ (320,572)
Frederickson 1
Jointly Owned Utility Plant Interests
Company's Ownership Share	49.85%
Plant in Service at Cost	$ 68,006
Construction Work in Progress	0
Accumulated Depreciation	$ (38,390)
Jackson Prairie
Jointly Owned Utility Plant Interests
Company's Ownership Share	33.34%
Plant in Service at Cost	$ 50,546
Construction Work in Progress	0
Accumulated Depreciation	(15,792)
Tacoma LNG
Jointly Owned Utility Plant Interests
Plant in Service at Cost	496,973
Construction Work in Progress	4,974
Accumulated Depreciation	$ (49,793)
Puget Sound Energy | Colstrip Units 3 and 41
Jointly Owned Utility Plant Interests
Company's Ownership Share	25.00%
Plant in Service at Cost	$ 574,980
Construction Work in Progress	0
Accumulated Depreciation	$ (571,365)
Puget Sound Energy | Frederickson 1
Jointly Owned Utility Plant Interests
Company's Ownership Share	49.85%
Plant in Service at Cost	$ 73,658
Construction Work in Progress	0
Accumulated Depreciation	$ (44,042)
Puget Sound Energy | Jackson Prairie
Jointly Owned Utility Plant Interests
Company's Ownership Share	33.34%
Plant in Service at Cost	$ 65,553
Construction Work in Progress	0
Accumulated Depreciation	(30,799)
Puget Sound Energy | Tacoma LNG
Jointly Owned Utility Plant Interests
Plant in Service at Cost	246,365
Construction Work in Progress	1,146
Accumulated Depreciation	$ (24,278)